Other current financial liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Movement in Number of Warrants

	For the financial year ended March 31
Number of warrants	2023	2022
Opening balance as of April 1	30,735,950	30,735,950
Issuance of warrants	—	—
Exercises of warrants	—	—
Closing balance as of March 31	30,735,950	30,735,950

Disclosure of Movement in Warrant Liabilities

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2023	2022
Opening balance as of April 1	12,051	30,979
Issuance of warrants	—	—
Exercises of warrants	—	—
Change in fair value of warrants	(602)	(18,928)
Closing balance as of March 31	11,449	12,051